OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial assets [abstract]
Disclosure of other financial assets [Table Text Block]
	As at December 31,
	2021	2020
Current:
Marketable securities	3,110	1,791
Copper price options (Note 7)	3,904	1,514
Fuel call options (Note 7)	-	278
	7,014	3,583
Long-term:
Investment in private companies	1,200	1,200
Reclamation deposits	434	2,825
Restricted cash	1,268	1,273
	2,902	5,298